CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 8,281,017	$ 9,073,954	$ 7,919,408
Changes in operating assets and liabilities:
Other receivables	1,155,003	642,904	28,615
Other payables and accrued liabilities	(1,781,892)	3,215,946	161,038
Net cash used in operating activities	4,535,993	12,309,246	(414,604)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	2,205,514	2,218,838	44,905
Net cash used in investing activities	(10,761,793)	(19,111,780)	10,801,986
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares	(2,698,046)
Proceeds from secured convertible promissory note Bonds	739,189
Underwriter's partial exercise of over-allotment option, net of issuance costs		524,944
Proceeds from initial public offering, net of issuance costs		7,417,077
Other payables - related party		(40,634)	31,721
Proceeds from short-term loans	3,477,422	5,888,837	3,247,632
Net cash used in investing activities	2,488,614	10,596,581	(426,221)
EFFECT OF EXCHANGE RATE ON CASH	4,059,162	(144,969)	(501,935)
Cash and cash equivalents, beginning of year	15,478,587	11,829,509	2,370,283
Cash and cash equivalents, end of year	15,800,563	15,478,587	11,829,509
Supplemental cash flow information:
Cash and cash equivalents	10,478,587	11,829,509
Restricted cash		5,000,000
Parent Company
Net income	8,281,017	9,073,954	7,919,408
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(9,782,013)	(10,747,395)	(7,919,408)
Changes in operating assets and liabilities:
Depreciation of property and equipment	179,740
Other receivables		(600,000)
Other payables and accrued liabilities	925,410	1,570,183
Net cash used in operating activities	(395,846)	(703,258)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,159,910)	(2,162,449)
Investment in subsidiary	(7,660,000)
Net cash used in investing activities	(9,819,910)	(2,162,449)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares	2,110,845
Proceeds from secured convertible promissory note Bonds	739,189
Underwriter's partial exercise of over-allotment option, net of issuance costs		524,944
Proceeds from initial public offering, net of issuance costs		7,417,077
Other payables - related party	3,039	269
Proceeds from short-term loans	2,998,994
Net cash used in investing activities	5,852,067	7,942,290
EFFECT OF EXCHANGE RATE ON CASH
NET CHANGES IN CASH AND CASH EQUIVALENTS	(4,363,689)	5,076,583
Cash and cash equivalents, beginning of year	5,076,583
Cash and cash equivalents, end of year	712,894	5,076,583
Supplemental cash flow information:
Cash and cash equivalents	76,583	76,583
Restricted cash		5,000,000
Cash and cash equivalents, end of year	$ 712,894	$ 5,076,583